SHARE OPTION SCHEME - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period that share option scheme remains in force	10 years
Weighted average share price for share options in share-based payment arrangement exercised during period (in dollars per share)		$ 17.3050	$ 25.2982	$ 31.8140
Contractual life of options (year)		4 years 7 months 2 days	5 years 4 months 6 days	6 years 1 month 24 days
Share option expense | $		$ 4.3	$ 7.7	$ 11.3
Number of options (in shares) | shares		3,597,000	4,440,000	6,367,000	9,180,000
Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares) | shares		3,597,276
Percentage of options outstanding		1.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of share option scheme vesting and service condition	1 year
Exercise price per share (in dollars per share)		$ 0.5	$ 0.5	$ 0.5
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of share option scheme vesting and service condition	5 years
Exercise price per share (in dollars per share)		$ 31.4	$ 31.4	$ 31.4